Commitments, Contingencies and Off-Balance Sheet Arrangements - Outstanding Letters of Credit and Funding Commitments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Funding commitment to fund, expires in 2019	$ 1.5
Funding commitment to fund, expires in 2023	1.4
Financial Guarantee Of Mortgage Loan To UK Based Employee Expires When Mortgage Balance Reduced Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Decrease in long term mortgage debt	6.4
Long Term Debt Mortgages	$ 11.0